Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RJ ClariVest Capital Appreciation ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	16.93%	16.94%
Performance Inception Date	Mar. 21, 2006
RJ ClariVest Capital Appreciation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.17%	14.23%	14.59%
RJ ClariVest Capital Appreciation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.64%	12.89%	13.48%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%